Summary of Significant Accounting Policies (Deferred Leasing Costs, Net of Accumulated Amortization) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Leasing cost [Line Items]
Deferred leasing costs	$ 26,799	$ 17,374
Accumulated amortization	(9,378)	(5,516)
Deferred leasing costs, net	$ 17,421	$ 11,858